Label	Element	Value
Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	108.60%
Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct | Vanguard S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: $597.55 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.80%
Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct | Vanguard S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: $609.50 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct | Vanguard S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: $609.50 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct | Vanguard S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: $618.05 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(10.60%)